Intangible Asset, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2020
Intangible asset, net
Amortization expenses	¥ 1,623	¥ 2,111
Disposed by sale | Wang Pok
Intangible asset, net
Disposal of equity interest ( as a percentage)				51.00%
Intangible asset disposed				¥ 8,611
Customer relationship
Intangible asset, net
Gross Carrying Amount		12,899
Accumulated Amortization and Impairment		(2,509)
Net Carrying Amount		¥ 10,390
Estimated Useful Life	0 years	6 years	6 years